Property and Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 10	$ 10	$ 20	$ 20